SHARE BASED PAYMENT (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2007 EUR (€)	Sep. 10, 2010 EUR (€)	Jul. 31, 2009 EUR (€)	Jun. 26, 2008 EUR (€)	May 15, 2008 EUR (€)	Dec. 31, 2010 Program A 1st Grant [Member]	Dec. 31, 2010 Program A 2nd Grant [Member]	Dec. 31, 2010 Program B [Member]	Dec. 31, 2010 Program B [Member] EUR (€)	Dec. 31, 2010 Program A [Member] EUR (€)	Dec. 31, 2010 Program C [Member] EUR (€)
SHARE BASED PAYMENT
Balance Outstanding at January 1,	4,150,463	4,150,463
Balance Cancelled during the year	(2,151,967)	(2,151,967)
Balance Outstanding at December 31,	1,998,496	1,998,496
Balance Vested but not exercised at December 31,	1,998,496	1,998,496
Weighted average exercise price
Weighted average exercise price Outstanding at January 1		€ 20.79
Weighted average exercise price Cancelled during the year		€ 21.11
Weighted average exercise price Outstanding at December 31		€ 20.45	€ 20.79
Weighted average exercise price Vested but not exercised at December 31, 2010		€ 20.45
Weighted average remaining contractual term
Weighted average remaining contractual term Outstanding at December 31	0.5	0.5
Weighted average remaining contractual term Vested but not exercised at December 31, 2010	0.5	0.5
Option Pricing Model [Line Item]
Total Shares options granted per Program										2,992,620	496,500	3,014,100
Adjustments due to share capital increases										120,315	35,632	162,720
Number of share options exercised										(1,426,883)	(53,475)	(798,590)
Number of share options cancelled										(1,686,052)	(478,657)	(379,734)
Outstanding balance										0	0	1,998,496
Stock Option Program [Line Item]
Maximum number of new ordinary shares to be issued.													2,500,000	2,500,000	12,000,000
Adjusted maximum number of new ordinary shares to be issued.													3,500,000	3,500,000	12,500,000
Exercise price from													€ 5	€ 5	€ 5
Program duration													5	5	8
Exercise price up to % of average market price													€ 70	€ 70	€ 85
Maximum number of options granted is a % of total number of shares outstanding	$ 0												€ 0		€ 1
Share Based Payment Textual Details [Abstract]
Weighted average remaining contractual term	0.5	0.5	1.26
Total fair value of options vested during		€ 4,814,000	€ 7,720,000
Share Based Compensation Arrangement By Share Based Payment Award Compensation Cost		10,500,000	8,300,000	6,100,000
Distribution of ordinary shares to staff as bonus					350,000
Par value of ordinary shares distributed to staff as bonus		€ 5.00	€ 5.00		€ 5	€ 5	€ 5	€ 5	€ 5
Profit capitalization for distribution of ordinary shares to staff as bonus					1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus		€ 1,847,000	€ 4,433,000	€ 4,433,000